Schedule of Investments (unaudited)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Textiles, Apparel & Luxury Goods — 0.0%
Fossil Group, Inc., 7.50%, 06/30/29	USD	1,175	$ 868,270
Total Corporate Bonds — 0.0% (Cost: $845,453)			868,270

	Shares
Preferred Securities
Preferred Stocks — 98.3%
Aerospace & Defense — 3.9%
Boeing Co. (The), 6.00%(a)	7,071,861	475,936,244
VSE Corp., 5.75%(a)	566,275	32,657,079
		508,593,323
Automobiles — 0.8%
Ford Motor Co.
6.00%	1,969,534	38,464,999
6.50%, NVS	1,477,165	31,360,213
6.20%	1,846,469	37,427,927
		107,253,139
Banks — 22.4%
Associated Banc-Corp
6.63%	738,555	17,954,272
Series E, 5.88%, NVS(b)	246,187	4,936,049
Series F, 5.63%, NVS(b)	246,187	4,748,947
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	422,004	10,216,717
Banc of California, Inc., Series F, 7.75%, NVS(b)	1,255,656	31,491,852
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 4.57%, NVS(b)(c)	531,398	9,830,863
Series 4, (3-mo. CME Term SOFR + 1.012%), 4.67%, NVS(b)(c)	363,029	7,293,253
Series 5, (3-mo. CME Term SOFR + 0.762%), 4.40%, NVS(b)(c)(d)	722,173	13,764,617
Series E, (3-mo. CME Term SOFR + 0.612%), 4.26%, NVS(b)(c)	550,005	10,395,095
Series GG, 6.00%(b)	2,579,853	64,522,124
Series HH, 5.88%, NVS(b)(d)	1,532,963	37,756,879
Series K*, 6.45%	2,003,249	51,363,304
Series KK, 5.38%, NVS(b)	2,636,321	56,601,812
Series L, 7.25%, NVS(a)(b)	146,889	184,272,251
Series LL, 5.00%, NVS(b)	2,343,779	47,063,082
Series NN, 4.38%, NVS(b)	2,032,284	36,154,332
Series PP, 4.13%, NVS(b)	1,633,418	27,457,757
Series QQ, 4.25%, NVS(b)	2,458,430	42,088,322
Series SS, 4.75%, NVS(b)	1,287,515	24,758,913
Bank of Hawaii Corp.
8.00%(b)	403,664	10,608,290
Series A, 4.38%, NVS(b)	440,402	6,782,191
Bank OZK, Series A, 4.63%, NVS(b)	856,274	13,614,757
Citigroup, Inc., Series II, 6.25%(b)	1,969,534	49,553,475
Citizens Financial Group, Inc.
Series E, 5.00%, NVS(b)	1,107,860	20,251,681
Series H, 7.38%, NVS(b)	984,796	25,200,930
Series I, 6.50%, NVS(b)	984,796	24,403,245
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(b)	283,137	7,035,954
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	369,305	6,071,374
Dime Commercial Bancshares, Inc., 5.50%, NVS(b)	326,164	5,698,085
Fifth Third Bancorp
6.88%(b)(d)	984,796	25,506,216
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp
Series A, 6.00%, NVS(b)	492,369	$ 11,383,571
Series I, (3-mo. CME Term SOFR + 3.972%), 7.67%, NVS(b)(c)	1,107,861	27,929,176
Series K, 4.95%, NVS(b)	615,491	11,017,289
First Busey Corp., Series B, 8.25%, NVS(b)	529,324	13,683,025
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	849,358	16,919,211
Series C, 5.63%, NVS(b)(d)	492,369	10,068,946
Series E, 6.63%, NVS(b)	984,796	25,161,538
First Horizon Corp.
Series E, 6.50%, NVS(b)	369,305	8,671,281
Series F, 4.70%(b)	369,305	6,292,957
Series H, 6.75%(b)	984,796	24,600,204
Flagstar Bank N.A., Series A., 6.38%, NVS(b)	1,267,875	29,224,519
Fulton Financial Corp., Series A, 5.13%, NVS(b)	489,291	8,660,451
Hancock Whitney Corp., 6.25%	424,650	9,236,138
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	430,837	8,901,092
Series H, 4.50%, NVS(b)	1,230,924	20,187,154
Series J, 6.88%, NVS(b)	800,521	20,069,061
Series L, 5.50%, NVS(b)	424,650	8,361,359
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	4,176,001	100,265,784
Series EE, 6.00%, NVS(b)	4,554,559	115,184,797
Series GG, 4.75%, NVS(b)	2,215,720	42,785,553
Series JJ, 4.55%, NVS(b)	3,692,827	68,058,802
Series LL, 4.63%, NVS(b)	4,554,559	85,261,344
Series MM, 4.20%, NVS(b)	4,923,863	84,542,728
KeyCorp
6.20%, NVS(b)	1,477,165	36,840,495
Series E, 6.13%, NVS(b)	1,230,925	30,625,414
Series F, 5.65%, NVS(b)	1,046,328	21,836,865
Series G, 5.63%, NVS(b)	1,107,861	22,788,701
Live Oak Bancshares, Inc., Series A, 8.38%, NVS(b)	246,186	6,176,807
M&T Bank Corp.
Series H, 5.63%, NVS(b)	615,492	15,374,990
Series J, 7.50%, NVS(b)	1,846,469	48,008,194
Series K, 6.35%, NVS(b)	1,107,700	27,127,573
Midland States Bancorp, Inc., 7.75%, NVS(b)	283,138	7,050,136
Old National Bancorp
Series A, 7.00%, NVS(b)	265,904	6,589,101
Series C, 7.00%, NVS(b)	301,586	7,455,206
Pinnacle Financial Partners, Inc.
Series A, (3-mo. CME Term SOFR + 3.614%), 7.35%, NVS(b)(c)	492,369	12,456,936
Series B, 8.40%, NVS(b)	861,674	23,161,797
Series C, 6.75%, NVS(b)(d)	553,901	13,542,879
Popular Capital Trust II, 6.13%	248,729	6,218,225
Regions Financial Corp.
6.95%(b)	1,230,924	31,056,213
Series C, 5.70%, NVS(b)	1,230,924	30,096,092
Series E, 4.45%, NVS(b)	984,796	15,865,064
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)(d)	738,555	15,103,450
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 4.53%, NVS(b)(c)	424,708	7,606,520
Series O, 5.25%, NVS(b)	1,415,633	29,048,789
Series R, 4.75%, NVS(b)	2,277,306	42,130,161

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 4.96%, NVS(b)(c)	35,335	$ 27,098,412
Series B*, (3-mo. CME Term SOFR + 0.862%), 4.54%, NVS(b)(c)	2,461,903	45,225,158
Series K, 5.50%, NVS(b)	1,415,633	30,209,608
Series L, 3.75%, NVS(b)	1,230,924	17,959,181
Series M, 4.00%, NVS(b)	1,846,469	28,380,229
Series O, 4.50%, NVS(b)	1,107,860	19,310,000
UMB Financial Corp., 7.75%, NVS(b)	738,555	19,475,695
Valley National Bancorp
Series A, (3-mo. CME Term SOFR + 4.112%), 7.85%, NVS(b)(c)(d)	283,137	6,956,676
Series B, (3-mo. CME Term SOFR + 3.840%), 7.57%, NVS(b)(c)	246,186	6,130,031
Series C, 8.25%(b)	369,305	9,380,347
WaFd, Inc., Series A, 4.88%, NVS(b)	733,965	11,824,176
Webster Financial Corp.
Series F, 5.25%, NVS(b)	369,305	7,692,623
Series G, 6.50%(b)	332,354	7,730,554
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	2,880,424	52,855,780
Series CC, 4.38%, NVS(b)	2,585,025	44,333,179
Series DD, 4.25%, NVS(b)	3,077,394	51,577,123
Series L, 7.50%, NVS(a)(b)	244,091	282,413,287
Series Y, 5.63%, NVS(b)	1,698,770	38,426,177
Series Z, 4.75%, NVS(b)(d)	4,954,573	92,551,424
WesBanco, Inc., Series B, 7.38%(b)	562,711	14,163,436
Western Alliance Bancorp, Series A, 4.25%, NVS(b)	738,555	17,666,236
Wintrust Financial Corp., Series F, 7.88%(b)	1,046,550	27,409,145
		2,948,790,704
Capital Markets — 9.7%
Affiliated Managers Group, Inc.
4.20%	492,369	7,119,656
4.75%	677,023	10,947,462
5.88%	738,498	14,570,566
6.75%	1,107,860	25,414,308
Ares Management Corp., Series B, 6.75%, NVS(a)	1,845,717	67,645,528
Bank of New York Mellon Corp. (The), Series K, 6.15%, NVS(b)	1,230,916	31,031,392
BRC Group Holdings, Inc.
6.50%	411,694	10,259,414
6.00%	538,808	11,002,459
5.25%(d)	938,530	17,193,870
5.00%(d)	466,287	11,316,785
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(b)	443,157	9,248,687
Series B, 6.55%, NVS(b)	578,537	12,050,926
Carlyle Finance LLC, 4.63%, NVS	1,230,924	20,076,370
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(b)(d)	1,846,470	44,666,109
Series J, 4.45%, NVS(b)	1,477,165	25,820,844
CION Investment Corp.
7.50%	424,638	10,548,008
7.50%	305,829	7,449,994
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	516,715	7,704,221
Series I, 7.15%, NVS(b)	791,930	11,823,515
Series J, 7.13%, NVS(b)	714,410	10,830,456
Gladstone Investment Corp.
4.88%	331,255	7,880,556
7.88%	311,417	7,934,905
Security	Shares	Value
Capital Markets (continued)
Gladstone Investment Corp.
7.13%	246,025	$ 6,130,943
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 4.66%, NVS(b)(c)	1,846,412	35,340,326
Series C, (3-mo. CME Term SOFR + 1.012%), 4.66%, NVS(b)(c)	492,369	9,478,103
Series D, (3-mo. CME Term SOFR + 0.932%), 4.58%, NVS(b)(c)	3,323,519	62,714,804
KKR & Co., Inc.
Series D, 6.25%(a)	3,185,130	126,927,430
Series T, 6.88%	1,452,530	35,238,378
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 4.64%(b)(c)	2,708,090	50,912,092
Series E, 7.13%, NVS(b)	2,123,420	53,552,652
Series F, 6.88%, NVS(b)	2,092,598	52,524,210
Series I, 6.38%, NVS(b)	2,461,903	61,350,623
Series K, 5.85%, NVS(b)	2,461,903	58,002,435
Series L, 4.88%, NVS(b)	1,230,924	24,039,946
Series O, 4.25%, NVS(b)	3,200,458	54,311,772
Series P, 6.50%, NVS(b)	2,461,903	62,015,337
Series Q, 6.63%, NVS(b)	2,461,903	62,532,336
New Mountain Finance Corp., 8.25%	283,137	7,163,366
Northern Trust Corp., Series E, 4.70%, NVS(b)	984,796	18,484,621
PennantPark Floating Rate Capital Ltd., 7.38%	247,675	6,300,852
Prospect Capital Corp., Series A, 5.35%(b)	323,158	5,303,023
Runway Growth Finance Corp., 7.25%	246,025	5,990,709
Saratoga Investment Corp.
7.50%	246,025	6,039,914
Series 2027, 6.00%	259,717	6,472,148
State Street Corp., Series G, 5.35%, NVS(b)(c)(d)	1,230,925	26,452,578
Stifel Financial Corp.
5.20%	553,902	11,061,423
Series B, 6.25%, NVS(b)	393,940	8,903,044
Series C, 6.13%, NVS(b)	553,901	12,130,432
Series D, 4.50%, NVS(b)	738,555	11,875,964
Trinity Capital, Inc.
7.88%, NVS	287,129	7,221,294
7.88%	293,432	7,362,209
		1,278,368,995
Chemicals — 1.2%
Albemarle Corp., 7.25%, NVS(a)	2,831,207	156,707,307
EIDP, Inc., Series B, 4.50%, NVS(b)	102,996	6,881,163
		163,588,470
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc., 6.70%	854,538	16,817,308
Consumer Finance — 2.2%
Atlanticus Holdings Corp.
6.13%	364,854	9,161,484
9.25%, NVS	411,685	10,469,150
Bread Financial Holdings, Inc., Series B, 8.88%, NVS(b)	327,310	8,189,296
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	3,692,827	67,504,878
Series J, 4.80%, NVS(b)	3,077,394	53,885,169
Series K, 4.63%, NVS(b)	316,598	5,394,830
Series L, 4.38%, NVS(b)	1,661,761	26,438,617
Series N, 4.25%, NVS(b)	1,046,328	16,333,180
Navient Corp., 6.00%	738,555	13,323,532

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 5.63%(b)(c)	153,551	$ 11,347,419
Synchrony Financial
Series A, 5.63%, NVS(b)	1,847,063	34,299,960
Series B, 8.25%, NVS(b)	1,230,924	31,844,004
		288,191,519
Diversified REITs — 0.5%
AH Realty Trust, Inc., Series A, 6.75%, NVS(b)	421,239	9,111,400
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	189,449	2,606,818
CTO Realty Growth, Inc., Series A, 6.38%, NVS(b)	290,077	6,062,609
EPR Properties, Series E, 9.00%, NVS(a)(b)	212,121	6,739,084
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	418,464	9,587,010
Series B, 6.88%(b)	288,981	6,239,100
Series D, 7.50%, NVS(b)	488,320	11,421,805
RLJ Lodging Trust, Series A, 1.95%(a)(b)	792,740	19,437,985
		71,205,811
Diversified Telecommunication Services — 1.7%
AT&T Inc.
5.35%	3,255,915	66,681,139
Series A, 5.00%, NVS(b)	2,954,329	55,866,361
Series C, 4.75%, NVS(b)	4,308,372	76,861,357
Liberty Latin America Ltd., Series A, 9.00%, NVS(b)	917,442	19,899,317
		219,308,174
Electric Utilities — 9.2%
BIP Bermuda Holdings I Ltd., 5.13%(b)	738,555	11,779,952
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	861,669	12,451,117
4.88%(b)	640,068	9,671,427
7.25%(b)	369,305	9,280,635
Brookfield Infrastructure Finance ULC
5.00%	615,491	9,490,871
7.25%	388,968	9,724,200
Duke Energy Corp.
5.63%	1,230,924	28,532,818
Series A, 5.75%, NVS(b)	2,461,903	60,464,338
Entergy Arkansas LLC, 4.88%(d)	1,009,373	20,157,179
Entergy Louisiana LLC, 4.88%	664,704	13,280,786
Entergy Mississippi LLC, 4.90%	640,068	12,782,158
Georgia Power Co., Series 2017, 5.00%	664,704	14,071,784
NextEra Energy Capital Holdings, Inc.
Series N, 5.65%	1,692,583	37,236,826
Series U, 6.50%	2,154,250	52,412,903
NextEra Energy, Inc.
7.30%(a)	2,461,903	130,825,525
7.23%(a)	1,846,469	91,769,509
7.38%(a)	2,831,207	135,728,064
Pacific Gas & Electric Co., Series A, 6.00%(b)	259,196	5,660,841
PG&E Corp., Series A, 6.00%, NVS(a)	1,981,853	81,989,259
PPL Corp., 7.00%, NVS(a)	1,415,633	69,465,111
SCE Trust II, 5.10%, NVS(b)	541,639	9,088,702
SCE Trust VI, 5.00%, NVS(b)	1,169,392	19,353,438
SCE Trust VII, Series M, 7.50%(b)	1,354,043	32,429,330
SCE Trust VIII, Series N, 6.95%, NVS(b)	861,674	19,551,383
Southern Co. (The)
5.25%	1,107,860	22,622,501
6.50%	1,390,997	34,802,745
Series 2020, 4.95%	2,461,903	47,367,014
Series A, 7.13%(a)	2,461,903	122,455,055
Security	Shares	Value
Electric Utilities (continued)
Southern Co. (The)
Series C, 4.20%	1,846,469	$ 31,242,255
Xcel Energy, Inc., 6.25%	2,215,400	52,061,900
		1,207,749,626
Electrical Equipment — 0.4%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, NVS(b)(d)	472,011	10,393,682
NextEra Energy Capital Holdings, Inc., Series .Z, 6.50%	1,477,165	36,958,668
		47,352,350
Electronic Equipment, Instruments & Components — 0.4%
Novanta, Inc., 6.50%(a)	778,573	52,475,820
Financial Services — 5.0%
Apollo Global Management, Inc.
6.75%(a)	1,769,497	107,797,757
7.63%(d)	1,477,165	37,682,479
Brookfield Finance I UK PLC, 4.50%(b)	566,275	8,307,254
Brookfield Finance, Inc., Series 50, 4.63%, NVS	984,796	14,968,899
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), 10.30%, NVS(c)	5,529,465	158,972,119
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	287,882	5,642,487
Series B, 7.88%, NVS(b)	463,105	10,257,776
Series C, 7.88%, NVS(b)	486,645	10,725,656
Corebridge Financial, Inc., 6.38%	1,477,165	33,886,165
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	1,957,222	37,656,951
Series C, 4.30%(b)	733,956	11,963,483
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	252,268	5,320,332
Series F, 5.25%, NVS(b)	298,936	5,655,869
Series G, 4.88%, NVS(b)	314,837	5,575,763
Series H, 6.50%(b)	246,185	5,819,813
Series I, 6.88%(b)	246,186	5,839,532
Flagstar Bank N.A., 6.00%, NVS(a)	178,522	7,324,758
Jackson Financial, Inc., 8.00%(b)	1,345,565	33,948,605
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,231,354	19,935,621
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	119,131	5,421,652
Merchants Bancorp
8.25%, NVS(b)	350,856	8,806,486
7.63%, NVS(b)	566,275	13,800,122
Series C, 6.00%, NVS(b)	483,000	9,466,800
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(d)	615,491	13,965,491
Shift4 Payments, Inc., 6.00%, NVS(a)	615,491	38,326,625
TPG Operating Group II LP, 6.95%	984,796	23,054,074
Voya Financial, Inc., Series B, 5.35%, NVS(b)	738,555	17,215,717
		657,338,286
Food Products — 1.1%
CHS, Inc.
8.00%, NVS(b)	755,268	20,165,655
Series 1, 7.88%, NVS(b)	1,320,791	33,944,329
Series 2, 7.10%, NVS(b)(c)(d)	1,034,008	25,550,338
Series 3, 6.75%, NVS(b)(c)	1,213,007	29,281,989
Series 4, 7.50%(b)	1,274,008	32,168,702
		141,111,013
Gas Utilities — 0.1%
Spire, Inc., 6.38%	492,369	11,698,687
Health Care Equipment & Supplies — 0.1%
Strive, Inc., Series A, 12.50%, NVS(b)(d)	204,372	18,608,071

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.8%
BrightSpring Health Services, Inc., 6.75%(a)(d)	492,369	$ 112,727,883
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	615,492	11,306,588
5.63%	861,674	15,355,031
		26,661,619
Hotel & Resort REITs — 0.4%
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	293,564	5,768,533
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	260,875	5,081,845
Series F, 6.30%, NVS(b)	360,272	6,996,482
Series G, 6.38%, NVS(b)	555,711	10,930,835
Series H, 5.70%, NVS(b)(d)	478,762	8,397,486
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	393,940	6,882,132
Series F, 5.88%, NVS(b)	246,187	4,049,776
Sunstone Hotel Investors, Inc., Series H, 6.13%(b)	279,408	6,077,124
		54,184,213
Household Durables — 0.2%
Whirlpool Corp., Series A, 8.50%, NVS(a)	707,787	24,857,479
Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	492,000	7,945,800
El Paso Energy Capital Trust I, 4.75%(a)	271,458	13,705,915
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(c)(d)	512,958	12,110,938
Series D, (30-yr. CMT + 0.940%), 2.13%(c)	631,394	15,065,061
		48,827,714
Industrial REITs — 0.0%
Innovative Industrial Properties, Inc., Series A, 9.00%, NVS(b)	93,843	2,330,122
Insurance — 7.7%
AEGON Funding Co. LLC, 5.10%, NVS(d)	2,277,306	42,813,353
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 7.10%, NVS(c)	1,230,924	31,708,602
Series H, 5.10%, NVS(b)	2,831,207	56,284,395
Series I, 4.75%, NVS(b)	738,555	13,759,280
Series J, 7.38%(b)	1,477,165	38,435,833
American Financial Group, Inc.
5.88%	307,773	6,220,092
4.50%	492,369	7,818,820
5.63%	369,303	7,160,785
5.13%	492,369	8,739,550
American National Group, Inc., 7.38%, NVS(b)	738,555	17,333,886
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)(d)	812,403	15,541,269
Series G, 4.55%(b)	1,230,924	20,064,061
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)	425,395	7,937,871
5.63%, NVS(b)	615,054	11,360,047
7.00%, NVS(b)	553,901	12,894,815
Assurant, Inc., 5.25%	611,657	11,621,483
Athene Holding Ltd.
7.25%	1,415,633	34,966,135
Series A, 6.35%, NVS(b)	2,123,420	51,344,296
Series B, 5.63%, NVS(b)(d)	849,358	15,789,565
Series D, 4.88%(b)	1,415,633	22,437,783
Series E, 7.75%, NVS(b)	1,230,924	30,785,409
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,345,565	25,310,078
Security	Shares	Value
Insurance (continued)
Brighthouse Financial, Inc.
6.25%	923,206	$ 14,475,870
Series A, 6.60%, NVS(b)	1,046,328	15,391,485
Series B, 6.75%, NVS(b)	990,925	14,853,966
Series C, 5.38%(b)	1,415,633	16,945,127
Series D, 4.63%, NVS(b)	861,674	9,030,344
CNO Financial Group, Inc., 5.13%	366,983	6,080,908
F&G Annuities & Life, Inc.
7.95%	844,066	20,713,380
7.30%	917,428	18,834,797
Globe Life, Inc., 4.25%, NVS	800,142	12,162,158
Hartford Insurance Group, Inc. (The), Series G, 6.00%, NVS(b)	849,363	21,064,202
Kemper Corp., 5.88%	366,983	8,668,138
Lincoln National Corp., Series D, 9.00%(b)	1,223,256	31,853,586
Maiden Holdings Ltd., 6.63%	284,033	3,172,649
Maiden Holdings North America Ltd., 7.75%	375,437	4,411,385
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 4.93%, NVS(b)(c)	1,477,165	31,330,670
Series E, 5.63%, NVS(b)	1,981,795	44,689,477
Series F, 4.75%, NVS(b)	2,461,903	45,889,872
Prudential Financial, Inc.
5.95%	738,556	16,573,197
5.63%	1,390,998	30,588,046
4.13%, NVS	1,230,925	20,199,479
Reinsurance Group of America, Inc., 7.13%	1,723,358	44,186,899
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	611,658	12,545,106
Series G, 4.20%, NVS(b)	1,223,257	18,348,855
Selective Insurance Group, Inc., Series B, 4.60%(b)	492,369	7,759,735
Unum Group, 6.25%	738,555	16,056,186
W R Berkley Corp.
5.70%	455,468	9,592,156
5.10%	738,555	13,744,509
4.13%	738,555	11,034,012
4.25%	615,491	9,558,575
		1,020,082,177
Interactive Media & Services — 4.6%
Alphabet, Inc.
Series A, 6.25%, NVS(a)	6,040,500	307,401,045
Series B, 6.25%, NVS(a)	6,040,500	303,837,150
		611,238,195
Leisure Products — 0.1%
Brunswick Corp., 6.38%	529,324	12,862,573
Life Sciences Tools & Services — 0.6%
Bruker Corp., 6.38%(a)	169,905	76,102,149
Marine Transportation — 0.0%
Global Ship Lease, Inc., 8.75%, NVS(b)	268,279	7,149,635
Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(b)	442,115	9,562,947
Mortgage Real Estate Investment Trusts (REITs) — 5.4%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 9.66%(b)(c)	294,925	7,443,907
Series D, 7.88%, NVS(b)	277,472	6,059,988
Adamas Trust, Inc.
9.88%	283,138	7,120,921
Series D, 8.00%, NVS(b)	378,385	8,861,777
Series E, 11.28%, NVS(b)(c)	458,944	11,611,283

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Adamas Trust, Inc.
Series F, 6.88%, NVS(b)	357,279	$ 8,689,025
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 9.11%, NVS(b)(c)	800,142	20,499,638
Series D, (3-mo. CME Term SOFR + 4.594%), 8.27%, NVS(b)(c)	578,537	14,463,425
Series E, (3-mo. CME Term SOFR + 5.255%), 8.99%, NVS(b)(c)	990,925	25,169,495
Series F, (3-mo. CME Term SOFR + 4.959%), 8.63%, NVS(b)(c)	1,415,633	35,320,043
Series G, 7.75%, NVS(b)	369,305	9,251,090
Series H, 8.75%, NVS(b)	849,358	21,531,225
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 8.99%, NVS(b)(c)	1,772,564	45,076,303
Series G, (3-mo. CME Term SOFR + 4.434%), 8.17%, NVS(b)(c)	1,046,328	25,750,132
Series I, (3-mo. CME Term SOFR + 5.251%), 8.98%, NVS(b)(c)	1,089,426	27,758,575
Series J, 8.88%, NVS(b)	677,024	17,176,099
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	562,708	8,980,820
Series E, 6.25%, NVS(b)	351,709	5,574,588
Series F, 6.25%, NVS(b)	693,698	15,476,402
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	452,641	9,387,774
Chimera Investment Corp.
8.88%	294,914	7,375,799
Series A, 8.00%, NVS(b)	356,990	7,393,263
Series B, (3-mo. CME Term SOFR + 6.053%), 9.79%, NVS(b)(c)	800,145	18,531,358
Series C, (3-mo. CME Term SOFR + 5.005%), 8.74%, NVS(b)(c)	640,069	14,491,162
Series D, (3-mo. CME Term SOFR + 5.600%), 9.33%, NVS(b)(c)	492,369	11,472,198
Dynex Capital, Inc., Series C, (3-mo. CME Term SOFR + 5.723%), 9.46%, NVS(b)(c)	274,521	7,099,113
Ellington Financial, Inc.
Series B, 6.25%, NVS(b)	296,672	7,191,329
Series C, 8.63%(b)	246,187	6,147,289
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)	635,730	12,155,158
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(b)	506,537	8,823,875
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(b)	419,328	10,349,015
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	806,853	14,297,435
MFA Financial, Inc.
8.88%	282,725	7,087,916
Series B, 7.50%, NVS(b)	492,369	9,901,541
Series C, (3-mo. CME Term SOFR + 5.607%), 9.34%, NVS(b)(c)	677,024	15,246,580
PennyMac Mortgage Investment Trust
9.00%, NVS	424,651	10,675,726
9.00%	258,503	6,457,405
Series A, 8.13%, NVS(b)(c)	283,138	6,231,867
Series B, 8.00%, NVS(b)(c)	480,108	10,677,602
Series C, 6.75%, NVS(b)	615,492	10,820,349
Ready Capital Corp.
9.00%	320,035	7,184,786
Series E, 6.50%, NVS(b)	283,140	3,312,738
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.
9.50%	246,187	$ 6,056,200
9.75%	307,772	7,648,134
Rithm Capital Corp.
Series A, (3-mo. CME Term SOFR + 6.064%), 9.80%, NVS(b)(c)	259,139	6,608,045
Series B, (3-mo. CME Term SOFR + 5.902%), 9.64%(b)(c)	693,042	17,284,468
Series C, (3-mo. CME Term SOFR + 5.231%), 8.96%, NVS(b)(c)	978,783	23,520,156
Series D, 7.00%, NVS(b)	1,144,757	28,538,792
Series E, 8.75%(b)	467,734	11,436,096
Series F, 8.75%(b)	615,492	15,171,878
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	495,436	8,793,989
Two Harbors Investment Corp.
9.38%	283,138	7,163,391
Series A, 8.13%, NVS(b)	310,839	7,581,363
Series B, 7.63%, NVS(b)	625,265	15,031,371
Series C, (3-mo. CME Term SOFR + 5.273%), 9.01%, NVS(b)(c)	594,671	14,837,041
		713,796,938
Multi-Utilities — 1.7%
Algonquin Power & Utilities Corp., Series 19-A, 8.86%, NVS(c)	861,674	21,964,070
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	492,369	8,055,157
Series 14, 5.00%, NVS(b)	492,369	7,759,735
CMS Energy Corp.
5.88%	1,551,013	33,967,185
5.88%, NVS	689,339	14,917,296
5.63%	492,369	10,285,588
Series C, 4.20%, NVS(b)	566,275	9,660,652
DTE Energy Co.
4.38%	689,339	11,732,550
Series E, 5.25%	984,796	20,129,230
Series G, 4.38%	566,275	9,405,828
Series H, 6.25%	1,477,165	35,097,440
Sempra, 5.75%	1,864,918	38,902,190
		221,876,921
Office REITs — 0.6%
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)(d)	1,046,328	14,543,959
SL Green Realty Corp., Series I, 6.50%, NVS(b)	566,275	11,937,077
Vornado Realty Trust
Series L, 5.40%, NVS(b)	738,556	13,190,610
Series M, 5.25%, NVS(b)(d)	786,553	14,118,627
Series N, 5.25%, NVS(b)	738,556	13,072,441
Series O, 4.45%, NVS(b)	738,556	10,709,062
		77,571,776
Oil, Gas & Consumable Fuels — 0.5%
Entergy New Orleans LLC, 5.50%	270,764	5,775,396
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 11.21%, NVS(b)(c)	773,484	19,298,426
Seapeak LLC
9.00%, NVS(b)	303,553	7,649,536
Series B, 8.50%, NVS(b)	405,970	10,210,145
TransCanada PipeLines Ltd., 6.25%	910,890	20,986,906
		63,920,409

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	707,788	$ 9,194,166
Series A-1, 6.50%, NVS(b)	452,989	6,867,313
Series A2, 6.38%, NVS(b)	615,492	8,900,014
Brookfield Property Preferred LP, 6.25%	1,652,219	25,609,395
		50,570,888
Residential REITs — 0.2%
American Homes 4 Rent
Series G, 5.88%, NVS(b)	283,138	6,370,605
Series H, 6.25%, NVS(b)	283,138	6,585,790
UMH Properties, Inc., Series D, 6.38%, NVS(b)	798,989	16,818,718
		29,775,113
Retail REITs — 0.4%
Agree Realty Corp., Series A, 4.25%, NVS(b)	430,837	7,328,537
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)	369,305	7,260,536
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	547,888	10,639,985
Series M, 5.25%, NVS(b)	644,115	12,721,271
Regency Centers Corp.
Series A, 6.25%, NVS(b)	283,138	6,398,919
Series B, 5.88%, NVS(b)	283,138	6,101,624
Saul Centers, Inc., Series E, 6.00%, NVS(b)(d)	270,764	5,824,134
		56,275,006
Semiconductors & Semiconductor Equipment — 1.1%
Microchip Technology, Inc., 7.50%(a)	1,827,373	140,177,783
Software — 6.9%
Oracle Corp., Series D, 6.50%, NVS(a)	6,154,150	276,629,042
Soluna Holdings, Inc., Series A, 9.00%, NVS(b)	304,338	3,229,026
Strategy, Inc.
8.00%, NVS(a)(b)	730,348	42,959,069
10.00%, NVS(b)	673,755	62,457,089
Series A, 10.00%, NVS(b)	732,473	41,223,580
Series A., 12.00%, NVS(b)(e)	5,635,646	478,240,920
		904,738,726
Specialized REITs — 2.0%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(d)	492,369	9,837,533
Series K, 5.85%, NVS(b)	517,005	11,410,300
Series L, 5.20%, NVS(b)	849,358	16,706,872
EPR Properties
Series C, 5.75%, NVS(a)(b)	331,891	8,503,047
Series G, 5.75%, NVS(b)	369,305	7,541,208
Gladstone Land Corp., Series B, 6.00%(b)	357,263	7,202,422
National Storage Affiliates Trust
6.00%, NVS(b)	349,369	8,038,981
Series A, 6.00%, NVS(b)	556,157	12,418,986
Public Storage
Series F, 5.15%, NVS(b)(d)	689,339	13,697,166
Series G, 5.05%, NVS(b)(d)	738,555	14,416,594
Series H, 5.60%(b)(d)	701,658	15,169,846
Series I, 4.88%, NVS(b)	778,573	14,598,244
Series J, 4.70%, NVS(b)	637,060	11,441,598
Series K, 4.75%, NVS(b)	566,275	10,413,797
Series L, 4.63%, NVS(b)	1,390,966	24,745,285
Series M, 4.13%, NVS(b)	566,275	8,952,808
Series N, 3.88%, NVS(b)	695,472	10,418,170
Series O, 3.90%, NVS(b)	427,006	6,409,360
Series P, 4.00%, NVS(b)(d)	1,486,360	22,815,626
Series Q, 3.95%, NVS(b)	362,341	5,522,077
Security	Shares	Value
Specialized REITs (continued)
Public Storage
Series R, 4.00%, NVS(b)	1,070,963	$ 16,428,572
Series S, 4.10%, NVS(b)(d)	615,719	9,629,845
		266,318,337
Specialty Retail — 0.1%
Dillard’s Capital Trust I, 7.50%(d)	492,369	12,831,136
Technology Hardware, Storage & Peripherals — 3.2%
Hewlett Packard Enterprise Co., 7.63%(a)	1,846,469	213,562,604
Super Micro Computer, Inc., 7.00%, NVS(a)	4,042,684	210,057,861
		423,620,465
Trading Companies & Distributors — 0.7%
QXO, Inc., 5.50%, NVS(a)	703,359	34,281,718
Triton International Ltd.
8.00%, NVS(b)	353,923	8,869,311
7.38%, NVS(b)	430,837	10,460,722
6.88%, NVS(b)	369,305	8,357,372
7.63%(b)	369,675	8,960,922
Series E, 5.75%, NVS(b)	430,837	7,884,317
Series G, 7.50%, NVS(b)	430,846	10,211,050
		89,025,412
Wireless Telecommunication Services — 1.2%
Array Digital Infrastructure, Inc.
6.25%	260,527	4,897,908
5.50%	257,403	4,303,778
Qwest Corp.
6.75%	933,396	15,979,740
6.50%, NVS	1,260,689	21,154,361
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,034,008	20,969,682
Series VV, 6.00%, NVS(b)	1,698,770	31,512,184
T-Mobile U.S.A., Inc.
6.25%	968,719	22,503,342
5.50%	986,713	20,119,078
5.50%	971,844	19,961,676
		161,401,749
Total Preferred Securities — 98.3% (Cost: $14,385,609,564)		12,956,938,661
Total Long-Term Investments — 98.3% (Cost: $14,386,455,017)		12,957,806,931
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	44,595,891	44,609,270
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(f)(g)	146,430,561	146,430,561
Total Short-Term Securities — 1.5% (Cost: $191,022,389)		191,039,831
Total Investments — 99.8% (Cost: $14,577,477,406)		13,148,846,762
Other Assets Less Liabilities — 0.2%		30,084,516
Net Assets — 100.0%		$ 13,178,931,278

(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 184,303,814	$ —	$ (139,711,375)(a)	$ (8,290)	$ 25,121	$ 44,609,270	44,595,891	$ 639,149 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	171,344,718	—	(24,914,157)(a)	—	—	146,430,561	146,430,561	758,732	—
				$ (8,290)	$ 25,121	$ 191,039,831		$ 1,397,881	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 868,270	$ —	$ 868,270
Preferred Securities
Preferred Stocks	12,548,383,599	408,555,062	—	12,956,938,661
Short-Term Securities
Money Market Funds	191,039,831	—	—	191,039,831
	$ 12,739,423,430	$ 409,423,332	$ —	$ 13,148,846,762

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Preferred and Income Securities ETF

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate